Leases - Subleases (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025 JPY (¥) building	Jun. 30, 2024 JPY (¥) building
Leases
Fixed sublease income	¥ 136,417	¥ 152,367
Variable sublease income	2,250	7,037
Total	¥ 138,667	¥ 159,404
Number of lease transactions classified as sale-type and direct financing leases | building	0	0
Year ending December 31:
2025 (remainder)	¥ 101,734
2026	157,790
2027	74,724
2028	28,965
2029	14,675
2030 and thereafter	12,985
Total	¥ 390,873